Accounts Receivable, Prepaid Expenses and Deposits - Additional Information (Detail) $ in Thousands, R$ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	$ 12,181		$ 5,276
Receivables from sale of assets	$ 12,000
Receivables interest rate	10.00%	10.00%
Brazilian Federal Government [member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	$ 12,800	R$ 51.5		R$ 12.9
Federal Tax Authority [member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	3,400		$ 0
Maranho state government [member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	$ 1,100	R$ 4.5		R$ 4.6